PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) item
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 6,817,331	$ 6,794,404	$ 7,342,327
Branston Solar Farm Limited
PROPERTY, PLANT AND EQUIPMENT, NET
Number of MWp power stations acquired | item				50
Cost of power stations acquired				$ 42,793,499